Principal Accounting Policies - Schedule of assets and liabilities that are measured at fair value on a recurring basis (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value of Level 3 investments as beginning balance	$ 9,874	$ 17,665
Disposal	(2,706)
The change in fair value of the investments	(247)	(7,791)
Fair value of Level 3 investments as ending balance	6,921	9,874
Recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	$ 64,641	$ 301,133
Recurring basis | Expected volatility | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs	0.40	0.40
Recurring basis | Expected volatility | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs	0.71	0.59
Recurring basis | Probability - Liquidation scenario | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs	0.38	0.38
Recurring basis | Probability - Liquidation scenario | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs	0.45	0.40
Recurring basis | Probability - Redemption scenario | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs	0.38	0.38
Recurring basis | Probability - Redemption scenario | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs	0.45	0.40
Recurring basis | Probability - IPO scenario | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs	0.10	0.20
Recurring basis | Probability - IPO scenario | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs	0.25	0.25
Recurring basis | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	$ 57,525	$ 291,023
Recurring basis | Long-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	7,116	10,110
Recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	2,117	2,265
Recurring basis | Level 1 | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	2,117	2,265
Recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	55,603	288,994
Recurring basis | Level 2 | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	55,408	288,758
Recurring basis | Level 2 | Long-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	195	236
Recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	6,921	9,874
Recurring basis | Level 3 | Long-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	$ 6,921	$ 9,874